Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000233574 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Astoria Real Assets ETF
Class Name	AXS Astoria Real Assets ETF
Trading Symbol	PPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Astoria Real Assets ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ppi/#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$35	0.71%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
Material Change Date	Oct. 15, 2024
Net Assets	$ 66,192,858
Holdings Count | Holding	53
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,192,858
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
SPDR Gold MiniShares Trust	5.8%
Schwab U.S. TIPS ETF	5.2%
iShares 0-5 Year TIPS Bond ETF	4.7%
Vanguard Short-Term Inflation-Protected Securities ETF	4.2%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	4.0%
Caterpillar, Inc.	3.9%
United Rentals, Inc.	3.7%
Exxon Mobil Corp.	2.9%
abrdn Physical Precious Metals Basket Shares ETF	2.8%
VanEck Gold Miners ETF	2.6%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SPDR Gold MiniShares Trust	5.8%
Schwab U.S. TIPS ETF	5.2%
iShares 0-5 Year TIPS Bond ETF	4.7%
Vanguard Short-Term Inflation-Protected Securities ETF	4.2%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	4.0%
Caterpillar, Inc.	3.9%
United Rentals, Inc.	3.7%
Exxon Mobil Corp.	2.9%
abrdn Physical Precious Metals Basket Shares ETF	2.8%
VanEck Gold Miners ETF	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On October 15, 2024, the Fund changed its name from AXS Astoria Inflation Sensitive ETF to AXS Astoria Real Assets ETF. Effective October 15, 2024, the Fund changed its investment strategy and objective to seek to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Prior to October 15, 2024, the Fund’s investment strategy and objective was to seek long-term capital appreciation in inflation-adjusted terms.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at https://www.axsinvestments.com/ppi/#literature.

Material Fund Change Name [Text Block]	On October 15, 2024, the Fund changed its name from AXS Astoria Inflation Sensitive ETF to AXS Astoria Real Assets ETF.
Material Fund Change Objectives [Text Block]	Effective October 15, 2024, the Fund changed its investment strategy and objective to seek to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Prior to October 15, 2024, the Fund’s investment strategy and objective was to seek long-term capital appreciation in inflation-adjusted terms.
Material Fund Change Strategies [Text Block]	Effective October 15, 2024, the Fund changed its investment strategy and objective to seek to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Prior to October 15, 2024, the Fund’s investment strategy and objective was to seek long-term capital appreciation in inflation-adjusted terms.
Updated Prospectus Web Address	https://www.axsinvestments.com/ppi/#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000233948 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Change Finance ESG ETF
Class Name	AXS Change Finance ESG ETF
Trading Symbol	CHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Change Finance ESG ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/chgx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/chgx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Change Finance ESG ETF (CHGX)	$25	0.49%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[2]
Net Assets	$ 132,804,156
Holdings Count | Holding	100
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$132,804,156
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Oracle Corp.	1.2%
Fair Isaac Corp.	1.1%
Carrier Global Corp.	1.1%
Advanced Micro Devices, Inc.	1.1%
Caterpillar, Inc.	1.1%
International Business Machines Corp.	1.1%
PulteGroup, Inc.	1.1%
Arista Networks, Inc.	1.1%
Salesforce, Inc.	1.1%
Deere & Co.	1.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	1.2%
Fair Isaac Corp.	1.1%
Carrier Global Corp.	1.1%
Advanced Micro Devices, Inc.	1.1%
Caterpillar, Inc.	1.1%
International Business Machines Corp.	1.1%
PulteGroup, Inc.	1.1%
Arista Networks, Inc.	1.1%
Salesforce, Inc.	1.1%
Deere & Co.	1.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237806 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Green Alpha ETF
Class Name	AXS Green Alpha ETF
Trading Symbol	NXTE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/nxte/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Alpha ETF (NXTE)	$51	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[3]
Net Assets	$ 50,734,069
Holdings Count | Holding	60
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$50,734,069
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7.9%
International Business Machines Corp.	5.2%
Applied Materials, Inc.	5.1%
Sprouts Farmers Market, Inc.	4.4%
ASML Holding N.V.	4.4%
Vestas Wind Systems A/S	3.9%
Lam Research Corp.	3.8%
QUALCOMM, Inc.	3.7%
First Solar, Inc.	3.5%
CRISPR Therapeutics A.G.	3.4%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7.9%
International Business Machines Corp.	5.2%
Applied Materials, Inc.	5.1%
Sprouts Farmers Market, Inc.	4.4%
ASML Holding N.V.	4.4%
Vestas Wind Systems A/S	3.9%
Lam Research Corp.	3.8%
QUALCOMM, Inc.	3.7%
First Solar, Inc.	3.5%
CRISPR Therapeutics A.G.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000240275 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Esoterica NextG Economy ETF
Class Name	AXS Esoterica NextG Economy ETF
Trading Symbol	WUGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/wugi/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Esoterica NextG Economy ETF (WUGI)	$40	0.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[4]
Net Assets	$ 31,883,951
Holdings Count | Holding	31
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,883,951
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	22.5%
Meta Platforms, Inc. - Class A	8.1%
Broadcom, Inc.	7.2%
Amazon.com, Inc.	6.7%
ASML Holding N.V.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4.2%
Microsoft Corp.	4.2%
Synopsys, Inc.	3.6%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.3%
KraneShares CSI China Internet ETF	3.2%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	22.5%
Meta Platforms, Inc. - Class A	8.1%
Broadcom, Inc.	7.2%
Amazon.com, Inc.	6.7%
ASML Holding N.V.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4.2%
Microsoft Corp.	4.2%
Synopsys, Inc.	3.6%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.3%
KraneShares CSI China Internet ETF	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000247342 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Knowledge Leaders ETF
Class Name	AXS Knowledge Leaders ETF
Trading Symbol	KNO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Knowledge Leaders ETF (“Fund”) for the period of May 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/kno/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knowledge Leaders ETF (KNO)	$38	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.85%	[5]
Material Change Date	Jul. 19, 2024
Net Assets	$ 135,560,824
Holdings Count | Holding	101
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,560,824
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Sanwa Holdings Corp.	1.7%
Kao Corp.	1.7%
Atlas Copco A.B. - A Shares	1.7%
Aristocrat Leisure Ltd.	1.6%
NS Solutions Corp.	1.6%
Volvo A.B. - B Shares	1.4%
Trane Technologies PLC	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%
SAP S.E.	1.4%
Garmin Ltd.	1.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sanwa Holdings Corp.	1.7%
Kao Corp.	1.7%
Atlas Copco A.B. - A Shares	1.7%
Aristocrat Leisure Ltd.	1.6%
NS Solutions Corp.	1.6%
Volvo A.B. - B Shares	1.4%
Trane Technologies PLC	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%
SAP S.E.	1.4%
Garmin Ltd.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective as of close of business on July 19, 2024, the Knowledge Leaders Developed World ETF was reorganized into the AXS Knowledge Leaders ETF.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at https://www.axsinvestments.com/kno/#fundliterature.

Material Fund Change Name [Text Block]	Effective as of close of business on July 19, 2024, the Knowledge Leaders Developed World ETF was reorganized into the AXS Knowledge Leaders ETF.
Updated Prospectus Web Address	https://www.axsinvestments.com/kno/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.